Investments in Associates - Schedule of Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Share of profit (loss) of associates	$ (2,884)	$ 59
Soto Norte
Disclosure of associates [line items]
Share of profit (loss) of associates	(2,811)	2,650
Denarius
Disclosure of associates [line items]
Share of profit (loss) of associates	0	(2,463)
Seasif Exploration Inc (“Seasif Exploration“)
Disclosure of associates [line items]
Share of profit (loss) of associates	$ (73)	$ (128)